Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of (Loss) Income Before Income Taxes

(Loss) income before income taxes consists of:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	77,079	102,329	677,544	106,321
Non-PRC	(248,522)	(318,335)	(206,708)	(32,437)
	(171,443)	(216,006)	470,836	73,884

Summary of Current and Deferred Components of Income Tax (Benefit) Expense

The current and deferred components of income tax (benefit) expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expense	631	59,964	147,818	23,196
Deferred income tax (benefit) expense	(2,373)	7,375	6,598	1,035
	(1,742)	67,339	154,416	24,231

Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
(Loss) income before income tax	(171,443)	(216,006)	470,836	73,884
Income tax computed at the PRC statutory tax rate of 25%	(42,861)	(54,001)	117,709	18,471
Effect of differing tax rates in different jurisdictions	23,599	35,228	24,378	3,826
Effect of PRC preferential tax rates	(3,346)	(22,350)	(30,191)	(4,738)
Research and development expense super-deduction	(4,001)	(7,557)	(12,232)	(1,919)
Effect of tax rate changes on deferred taxes	—	5,325	(6,446)	(1,012)
Non-deductible expenses and non-taxable income, net*	384	106,892	57,631	9,043
Change in valuation allowance	24,483	3,802	3,567	560
Income tax (benefit) expense	(1,742)	67,339	154,416	24,231

*	Primarily represents share-based compensation expense, other non-deductible expenses, and income from entities not subject to income tax.

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	67,873	89,147	13,989
Unabsorbed capital allowance	63,297	73,567	11,544
Depreciation and amortization expense	23,887	82,957	13,018
Operating lease	60,878	59,748	9,376
Accrued expenses and others	35,245	29,212	4,584
Less: Valuation allowance*	71,229	72,606	11,393
	179,951	262,025	41,118

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	222,489	329,917	51,771
Acquisition of intangible assets	105,805	86,283	13,540
Debt issuance cost	13,243	15,431	2,421
Operating lease	64,358	63,039	9,892
Others	9,698	7,439	1,168
	415,593	502,109	78,792
Presentation in the consolidated balance sheets:
Deferred tax assets	18,789	30,866	4,844
Deferred tax liabilities	254,431	270,950	42,518
Net deferred tax liabilities	235,642	240,084	37,674

12. TAXATION (Continued)

*

Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2020 and 2021, except for the portion that can be realized by matching reversals of deferred tax liabilities, and/or using future taxable income.

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:
Unrecognized tax benefits
RMB
Balance as of December 31, 2020	4,478
Increase	59,316
Decrease	(151)
Balance as of December 31, 2021	63,643
Balance as of December 31, 2021 (US$)	9,987